Earnings (loss) per ordinary share - Antidilutive (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Potential ordinary shares excluded from calculation of diluted (loss) earnings per share because their effect would be anti-dilutive	445,008	269,116	70,673